Advances for vessel acquisitions and Vessels, net (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Feb. 14, 2023	Feb. 08, 2023	Feb. 01, 2023	Jan. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 23, 2023
Asset Acquisition [Line Items]
Advances for vessel acquisitions							$ 24,123
Purchase price of vessel acquired				$ 23,955
Advances for vessel acquisitions					$ 0		24,123
Share price				$ 0.01
Stock issued in noncash financing activities (Note 3					7,809	$ 0
Vessels disposal due to deconsolidation of subsidiary					27,908
Issuance of Common Stock, shares				2,033,613
Issuance of Common Stock (Notes 8(e))					7,733
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel			$ 14,000					$ 15,080
Gain (loss) from sale of vessels		$ 4,995			4,995	0
Deferred costs			405		16,434		16,302
Vessels' net book value			23,198		935,664		949,616
Vessels					1,134,915		$ 1,141,128
Cash proceeds from sale of vessels			4,000		18,603	0
Non-cash investments acquired					$ 10,000	$ 0
Series D Preferred Stock [Member] | Melia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash investments acquired			$ 10,000
Issuance of preferred stock, shares			13,157
Ultramax [Member] | Bergen Joint Venture [Member]
Asset Acquisition [Line Items]
Purchase price of vessel acquired	$ 27,900
Vessels disposal due to deconsolidation of subsidiary	$ 27,908
Master Agreement With Sea Trade [Member]
Asset Acquisition [Line Items]
Issuance of Common Stock (Notes 8(e))				$ 7,809